LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 28, 2024
Long-term debt
Carrying Amount		$ 738.2	$ 1,435.4
Repayment of debt		$ 700.0	800.0
Term Loan
Long-term debt
Carrying Amount			$ 199.9
Repayment of debt	$ 200.0
Interest rate basis		SOFR	SOFR
Adjustment to interest rate basis (as a percent)		1.25%	1.25%
Revolving credit facility
Long-term debt
Carrying Amount		$ 0.0	$ 0.0
Maximum borrowing capacity				$ 1,500.0
Letters of credit		$ 7.0	$ 6.9
Interest rate basis		SOFR
Adjustment to interest rate basis (as a percent)		1.25%
Standby fee applicable to unused availability (as a percent)		0.125%
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)		0.833%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)		1.25%